UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Becky L. Park

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Annual report for the year ended August 31, 2023

Invest with care for
durable outcomes

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	2.55%	1.09%	0.91%
Class A shares (Reflecting 2.50% maximum sales charge)	–0.28	0.30	0.43

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.68% for Class A shares as of the prospectus dated November 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of August 31, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.75%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 2.87%. The 30-day yield for Class A shares as of August 31, 2023, was 4.34%. The distribution rate for Class A shares as of that date was 2.53%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	Investment portfolio

28	Financial statements

54	Board of trustees and other officers

Fellow investors:

Bond markets delivered mixed returns during Short-Term Bond Fund of America’s latest fiscal year as the U.S. Federal Reserve aggressively tightened monetary policy in a bid to lower inflation toward its 2% target. Steady economic growth and a strong job market led bond investors to push recession expectations further into the future, driving higher interest rates on government bonds. For the 12 months ended August 31, 2023, Class F-2 shares of the fund returned 1.18%.

By comparison, the Bloomberg U.S. Government/Credit (1–3 Years, ex BBB) Index, a broad measure of the market in which the fund invests, gained 1.43%. Meanwhile, the Lipper Short U.S. Government Funds Average returned 0.61%. Results for other time periods are shown in the table below.

Investors holding Class F-2 shares who reinvested monthly dividends totaling about 27 cents a share earned an income return of 2.86% over the past 12 months. For those who took their dividends in cash, the figure was 2.83%. The fund’s share price declined to $9.40 from $9.56.

Bond market overview

Bond market returns were mixed but comparatively stable following historic losses in the fund’s prior fiscal year. Still, U.S. Treasury yields rose across maturities and the yield curve inverted further. The two-year U.S. Treasury yield ended around 5%, a level last reached in 2007, while the benchmark 10-year Treasury yield rose 93 basis points (bps) to end the fiscal year at 4.11%.

U.S. Treasury securities fell as the Fed continued its aggressive battle against inflation, raising its key policy rate by 300 bps to a range of 5.25%-5.50% — the highest since 2006. The Fed continued tightening despite concerns that stress in

Results at a glance

For periods ended August 31, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

Short-Term Bond Fund of America (Class F-2 shares)[2]	1.18%	1.06%	0.95%	1.45%
Short-Term Bond Fund of America (Class A shares)	0.89	0.78	0.72	1.24
Bloomberg U.S. Government/Credit (1–3 years, ex BBB) Index[3]	1.43	1.12	0.96	1.82
Lipper Short U.S. Government Funds Average[4]	0.61	0.51	0.45	1.38

Past results are not predictive of results in future periods.

Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

[1]	Lifetime returns are as of 10/2/06, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Credit (1–3 Years, ex BBB) Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. Refer to the Quarterly Statistical Update, available on our website, for the number of funds included in the Lipper category for each fund’s lifetime.

Short-Term Bond Fund of America	1

the banking sector following the collapse of several U.S. regional banks in early 2023 could squeeze credit availability and push the economy into a recession.

While an inverted yield curve is often seen as a harbinger of recession, the U.S. economy expanded throughout the fiscal year. U.S. gross domestic product rose an annualized 2.1% in the second quarter of 2023, a fourth consecutive quarter of low-single-digit gains. A robust job market saw nonfarm payrolls expand throughout the year and the unemployment rate end at a modest 3.8%.

Inflation moderated but remained above the Fed’s target. The headline Consumer Price Index (CPI) rose 3.2% in July, down from a 40-year high of 9.1% in June 2022. With inflation declining, Treasury Inflation-Protected Securities (TIPS), a subset of Treasuries pegged to the CPI, lost ground. The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index1 fell 3.68%, while the Bloomberg U.S. Treasury Index2 fell 2.07%.

Riskier parts of the fixed income market, including corporate bonds, were buoyed by strength in the U.S. economy. Investment-grade (BBB/Baa and above) corporate bonds benefited from solid credit fundamentals and attractive yields. The Bloomberg U.S. Corporate Investment Grade Index3 rose 0.9%, and the Bloomberg U.S. Corporate High Yield Index4 surged 7.2%. Corporate credit spreads — the premium investors are paid for taking on credit risk compared to owning government securities — narrowed. Corporate bond issuance fell as higher Treasury yields drove up the cost of borrowing.

Inside the portfolio

Volatility in short-term interest rates posed a meaningful challenge for the fund’s portfolio managers in the latest fiscal year. Amid aggressive rate hiking from the Fed and the regional banking crisis in early 2023, managers remained focused on capital preservation and the fund’s role as a source of stability in broader portfolios of risk assets. As the banking crisis took hold, the fund benefited from a long duration position that made it more sensitive to the resulting sharp decline of interest rates. Managers then shortened duration positioning as a subsequent interest rate surge drove the two-year Treasury yield to a multi-year high.

Managers believe the Fed’s rate-hiking campaign is likely approaching an end because inflation has moderated, and policymakers want to avoid jeopardizing the economy by tightening too much. As such, they have positioned the portfolio so that it may benefit from a scenario where an economic slowdown prompts the Fed to begin cutting rates.

Broadly speaking, managers increased the fund’s allocation to asset-backed and mortgage-backed securities, which are not components of its benchmark, while trimming exposure to Treasuries. The securitized asset classes made significant contributions to the fund’s fiscal year results relative to its benchmark index, while Treasuries detracted.

The fund’s allocation to investment-grade corporate bonds ended the fiscal year close to where it began. In the interim, managers took advantage of spread widening during the banking crisis to invest in corporate bonds, then reduced those positions as spreads narrowed. Overall, corporate bonds had a largely neutral impact on relative returns for the year.

The fund has about half the allocation to TIPS that it had at the start of the fiscal year. While they offer a hedge against a significant upturn in inflation, managers see that outcome as unlikely.

Looking ahead

Portfolio managers remain keenly focused on the trajectory of U.S. inflation and the Fed’s policy response. They believe that many of the structural drivers of inflation, such as pandemic-era supply chain and inventory challenges, have largely played out. While the U.S. economy has shown resilience, managers are cautious heading into 2024, given the potential negative effects of a slowdown in bank lending and an extended period of rising interest rates. In a significant downturn, they believe the Fed would quickly change course.

For now, managers continue to see short-term Treasury valuations as compelling with the two-year yield around 5%. But they view corporate bond valuations as less attractive now than they were amid the regional banking crisis. The largest component of their corporate exposure is to financials, but they have an underweight position in that sector relative to the benchmark.

Fund managers believe there is better value in securitized credit and agency mortgages, which are not present in the index. They expect that a policy shift at the Fed would be positive for mortgage-

Past results are not predictive of results in future periods.

[1]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[2]	The Bloomberg U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.
[3]	The Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[4]	The Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.

2	Short-Term Bond Fund of America

backed securities, where they have found some attractive valuation opportunities among higher-coupon, shorter-duration mortgages in recent months. Managers are also employing deep credit research to find opportunities in the secondary market for commercial mortgage-backed securities. Amid distress in the sector, they are seeking opportunities in bonds that gain support from a high position in the capital structure and viable underlying properties.

In this challenging time, Short-Term Bond Fund of America will continue to seek to provide capital preservation to an investor’s overall portfolio. We appreciate your support and trust.

Sincerely,

Vincent J. Gonzales
President

October 11, 2023

For current information about the fund, refer to capitalgroup.com.

Past results are not predictive of results in future periods.

Short-Term Bond Fund of America	3

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period October 2, 2006, to August 31, 2023, with distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment¹; thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Class F-2 shares were first offered on October 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge on Class A shares is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $250,000 or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Results of the Lipper Short U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. Refer to the Quarterly Statistical Update, available on our website, for the number of funds included in the Lipper category for each fund’s lifetime.
[4]	For the period October 2, 2006, commencement of operations, through August 31, 2007.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	1.18%	1.06%	0.95%
Class A shares*	–1.68	0.27	0.46

*	Assumes payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

4	Short-Term Bond Fund of America

Investment portfolio August 31, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	35.92%
AAA/Aaa	41.40
AA/Aa	7.21
A/A	8.52
BBB+	.06
Short-term securities & other assets less liabilities	6.89
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.11%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 35.69%
U.S. Treasury 33.86%
U.S. Treasury 0.50% 11/30/2023	USD	100,000	$98,816
U.S. Treasury 2.625% 12/31/2023		32,097	31,806
U.S. Treasury 0.125% 2/15/2024		8,672	8,469
U.S. Treasury 0.25% 3/15/2024		9,345	9,094
U.S. Treasury 2.25% 4/30/2024		43,738	42,839
U.S. Treasury 2.50% 4/30/2024[1]		205,000	201,140
U.S. Treasury 0.25% 5/15/2024		45,000	43,395
U.S. Treasury 2.00% 6/30/2024		53,000	51,547
U.S. Treasury 1.75% 7/31/2024		5,263	5,092
U.S. Treasury 3.00% 7/31/2024		60,000	58,710
U.S. Treasury 0.375% 8/15/2024		35,245	33,607
U.S. Treasury 4.25% 9/30/2024		21,071	20,836
U.S. Treasury 2.25% 10/31/2024		360,000	347,752
U.S. Treasury 1.50% 11/30/2024		7,289	6,962
U.S. Treasury 1.375% 1/31/2025		27,901	26,479
U.S. Treasury 4.125% 1/31/2025		17,240	16,999
U.S. Treasury 1.75% 3/15/2025		339,500	322,910
U.S. Treasury 0.50% 3/31/2025		30,000	27,946
U.S. Treasury 3.875% 3/31/2025		55,503	54,495
U.S. Treasury 2.625% 4/15/2025		300,000	288,809
U.S. Treasury 0.25% 5/31/2025		16,150	14,884
U.S. Treasury 2.875% 6/15/2025		300,000	289,369
U.S. Treasury 4.625% 6/30/2025		697,903	694,041
U.S. Treasury 0.25% 7/31/2025		5,000	4,580
U.S. Treasury 4.75% 7/31/2025		3,500	3,491
U.S. Treasury 3.50% 9/15/2025		9,155	8,915
U.S. Treasury 3.00% 9/30/2025		16,670	16,070
U.S. Treasury 4.25% 10/15/2025		19,420	19,204
U.S. Treasury 0.25% 10/31/2025		22,693	20,603
U.S. Treasury 3.00% 10/31/2025[1]		86,823	83,640
U.S. Treasury 4.50% 11/15/2025		4,913	4,883

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 12/15/2025	USD	50,000	$49,191
U.S. Treasury 3.875% 1/15/2026		261,324	256,383
U.S. Treasury 0.375% 1/31/2026		10,000	9,025
U.S. Treasury 4.00% 2/15/2026		24,459	24,073
U.S. Treasury 0.50% 2/28/2026		24,100	21,763
U.S. Treasury 4.625% 3/15/2026		18,303	18,289
U.S. Treasury 3.75% 4/15/2026		2,000	1,957
U.S. Treasury 0.75% 4/30/2026		24,099	21,794
U.S. Treasury 3.625% 5/15/2026		3,740	3,647
U.S. Treasury 0.75% 5/31/2026		26,200	23,628
U.S. Treasury 4.125% 6/15/2026		148,602	146,878
U.S. Treasury 3.25% 6/30/2027		22,600	21,696
U.S. Treasury 2.75% 7/31/2027		11,000	10,356
U.S. Treasury 4.125% 9/30/2027[1]		305,000	302,165
U.S. Treasury 1.125% 2/29/2028		16,100	14,016
U.S. Treasury 4.00% 2/29/2028		17,420	17,204
U.S. Treasury 3.625% 3/31/2028		3,320	3,227
U.S. Treasury 4.125% 7/31/2028		195,492	194,324
U.S. Treasury 1.875% 2/15/2041[1]		1,036	719
U.S. Treasury 1.875% 2/15/2051[1]		708	437
U.S. Treasury 2.875% 5/15/2052[1]		417	323
			3,998,478

U.S. Treasury inflation-protected securities 1.83%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[2]		12,096	11,842
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]		6,424	6,254
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[2]		5,945	5,749
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]		131,212	125,198
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]		69,855	66,967
			216,010

Total U.S. Treasury bonds & notes			4,214,488

Mortgage-backed obligations 22.28%
Federal agency mortgage-backed obligations 13.30%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]		157	154
Fannie Mae Pool #555538 4.698% 5/1/2033[3,4]		139	135
Fannie Mae Pool #888521 4.382% 3/1/2034[3,4]		317	323
Fannie Mae Pool #889579 6.00% 5/1/2038[3]		944	975
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]		32	34
Fannie Mae Pool #889983 6.00% 10/1/2038[3]		390	402
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]		739	737
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]		4	4
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]		12	11
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]		9	8
Fannie Mae Pool #BW1192 4.50% 9/1/2052[3]		1,174	1,114
Fannie Mae Pool #FS5554 4.50% 11/1/2052[3]		5,336	5,064
Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]		42	41
Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]		3,475	3,435
Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]		1,602	1,607
Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]		94	95
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]		618	610
Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]		458	459
Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]		4,222	4,169
Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]		62	62
Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]		1,372	1,331
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]		100	99
Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]		1,582	1,563
Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]		1,032	1,019
Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]		21,984	22,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]		13,857	13,951
Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]		9,963	10,020
Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]		7,288	7,434
Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]		2,519	2,560
Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]		1,847	1,881
Fannie Mae Pool #MA5071 5.00% 7/1/2053[3]		17,130	16,618
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]		18,705	18,475
Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]		983	986

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	USD	5,109		$4,879
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[3,4]		1,949		1,926
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[3,4]		3,634		3,550
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.624% 11/25/2024[3,4]		1,974		1,912
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,4]		8		8
Freddie Mac Pool #G14740 5.50% 12/1/2024[3]		—	[5]	—	[5]
Freddie Mac Pool #781228 4.375% 2/1/2034[3,4]		234		228
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]		117		116
Freddie Mac Pool #782818 4.375% 11/1/2034[3,4]		166		168
Freddie Mac Pool #1H2524 4.833% 8/1/2035[3,4]		402		407
Freddie Mac Pool #1L1292 4.505% 1/1/2036[3,4]		307		301
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]		89		91
Freddie Mac Pool #848751 4.983% 6/1/2036[3,4]		93		94
Freddie Mac Pool #848365 5.298% 7/1/2036[3,4]		333		333
Freddie Mac Pool #760014 2.719% 8/1/2045[3,4]		421		398
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]		69		65
Freddie Mac Pool #QC7001 3.50% 8/1/2051[3]		4		3
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]		15		14
Freddie Mac Pool #QE8579 4.50% 8/1/2052[3]		307		291
Freddie Mac Pool #QF0212 4.50% 9/1/2052[3]		1,472		1,397
Freddie Mac Pool #QE9497 4.50% 9/1/2052[3]		351		333
Freddie Mac Pool #SD1608 4.50% 9/1/2052[3]		210		200
Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]		27		27
Freddie Mac Pool #QF1236 4.50% 10/1/2052[3]		2,047		1,942
Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]		140		133
Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]		28		28
Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]		375		370
Freddie Mac Pool #SD8276 5.00% 12/1/2052[3]		29,825		28,947
Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]		2,363		2,293
Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]		10,168		10,201
Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]		28		28
Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]		5,163		5,180
Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]		6,608		6,410
Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]		2,223		2,158
Freddie Mac Pool #RA8647 4.50% 5/1/2053[3]		142		135
Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]		1,458		1,440
Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]		3,562		3,573
Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]		206		207
Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]		721		700
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]		1,688		1,667
Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]		4,383		4,409
Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]		4,210		4,245
Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]		2,705		2,715
Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]		1,885		1,911
Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]		467		469
Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]		3,391		3,454
Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]		2,903		2,957
Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]		2,771		2,838
Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]		2,674		2,746
Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]		1,847		1,903
Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]		1,412		1,442
Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]		1,002		1,018
Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]		738		761
Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]		25,161		24,409
Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]		22,213		21,939
Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]		2,475		2,483
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[3]		971		967
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[3]		1,649		1,635
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]		1,358		1,328
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]		817		788
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]		22,823		22,068
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,4]		34,122		33,259
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]		22,997		22,233
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]		17,421		16,676
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]		14,240		13,851
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,4]		13,324		12,881
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]		2,716		2,607

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	USD	2,075		$1,989
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]		400		379
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[3]		4,605		4,415
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]		30		28
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,4]		10		9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,4]		4,738		4,263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]		7,117		6,381
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,4]		7,026		6,287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,4]		14		12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]		11		10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]		3,978		3,824
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]		5,649		5,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]		50		46
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]		1,034		963
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]		8,011		7,440
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]		1,603		1,459
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]		11,747		11,147
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]		1,915		1,797
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]		603		546
Government National Mortgage Assn. 5.00% 10/1/2053[3,6]		49,916		48,560
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]		39		39
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]		1,675		1,652
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]		359		354
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]		1,184		1,167
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]		33		33
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]		120		119
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]		1		1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]		3		3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]		3		3
Government National Mortgage Assn. Pool #725876 4.86% 9/20/2061[3]		—	[5]	—	[5]
Government National Mortgage Assn. Pool #710085 5.031% 9/20/2061[3]		3		3
Government National Mortgage Assn. Pool #725879 4.881% 10/20/2061[3]		1		1
Government National Mortgage Assn. Pool #AC0975 4.349% 4/20/2063[3]		2		2
Government National Mortgage Assn. Pool #AC1008 4.349% 10/20/2063[3]		1		1
Government National Mortgage Assn. Pool #776094 4.853% 10/20/2063[3]		2		2
Government National Mortgage Assn. Pool #AG8041 4.444% 11/20/2063[3]		7		7
Government National Mortgage Assn. Pool #AG8060 4.442% 12/20/2063[3]		7		7
Government National Mortgage Assn. Pool #AG8069 4.289% 1/20/2064[3]		7		7
Government National Mortgage Assn. Pool #AC1026 4.348% 1/20/2064[3]		2		2
Government National Mortgage Assn. Pool #AG8070 4.443% 1/20/2064[3]		7		7
Government National Mortgage Assn. Pool #AG8081 4.294% 2/20/2064[3]		7		7
Government National Mortgage Assn. Pool #AG8082 4.433% 2/20/2064[3]		6		6
Government National Mortgage Assn. Pool #AG8076 4.941% 2/20/2064[3]		2		2
Government National Mortgage Assn. Pool #767680 4.433% 6/20/2064[3]		17		17
Government National Mortgage Assn. Pool #AG8149 5.937% 6/20/2064[3,4]		89		89
Government National Mortgage Assn. Pool #AO0461 4.632% 8/20/2065[3]		38		38
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]		1,981		1,889
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 6.05% 5/20/2062[3,4]		426		425
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.964% 7/20/2062[3,4]		7,800		7,771
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 5.95% 3/20/2064[3,4]		2,589		2,583
Uniform Mortgage-Backed Security 4.00% 9/1/2053[3,6]		55		51

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 9/1/2053[3,6]	USD	166,637	$158,006
Uniform Mortgage-Backed Security 5.00% 9/1/2053[3,6]		50,441	48,913
Uniform Mortgage-Backed Security 6.00% 9/1/2053[3,6]		135	135
Uniform Mortgage-Backed Security 6.50% 9/1/2053[3,6]		241,333	245,123
Uniform Mortgage-Backed Security 4.50% 10/1/2053[3,6]		25,300	24,005
Uniform Mortgage-Backed Security 5.00% 10/1/2053[3,6]		11,850	11,497
Uniform Mortgage-Backed Security 5.50% 10/1/2053[3,6]		48,623	47,996
Uniform Mortgage-Backed Security 6.00% 10/1/2053[3,6]		304,495	305,173
Uniform Mortgage-Backed Security 6.50% 10/1/2053[3,6]		198,000	200,985
			1,570,533

Collateralized mortgage-backed obligations (privately originated) 5.16%
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.164% 10/25/2035[3,4]		1,523	1,483
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,7]		3,275	2,624
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,7]		4,082	3,818
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,7]		464	429
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,7]		3,098	2,880
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,7]		1,651	1,511
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,7,8]		9,555	8,717
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,7]		3,752	3,335
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,7]		8,173	7,312
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,7]		7,694	7,272
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,7]		5,465	4,767
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,7,8]		1,414	1,322
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,7,8]		796	769
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,7,8]		7,248	7,055
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,7,8]		3,694	3,367
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,7]		4,000	3,739
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]		1,000	858
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[3,4,7]		1,701	1,661
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,7]		3,086	2,949
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,7]		300	279
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,7]		13,011	12,506
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[3,4,7]		18,751	18,190
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,7]		3,551	3,504
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,7]		5,331	5,220
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,7]		11,179	10,270
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,7]		1,939	1,748
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,7,8]		10,402	10,365
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[3,7]		109	109
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,7]		10,478	8,755
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.802% 1/25/2024[3,4]		1,642	1,663
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.002% 5/25/2024[3,4]		4,234	4,267
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.702% 2/25/2025[3,4]		1,460	1,508
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.188% 6/25/2043[3,4,7]		2,748	2,762
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,7]		3,990	3,601
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[3,4,7]		613	589
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[3,4,7]		1,758	1,501
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,7]		8,244	8,035
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,7]		13,887	15,032
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.702% 10/25/2027[3,4]		1,478	1,496
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.102% 4/25/2028[3,4]		2,390	2,502

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.952% 7/25/2028[3,4]	USD	1,961	$2,085
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.238% 6/25/2042[3,4,7]		1,513	1,548
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.438% 9/25/2042[3,4,7]		207	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.102% 1/25/2050[3,4,7]		940	940
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,7]		23,128	19,757
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,7]		6,178	5,462
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,7]		1,097	1,033
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,7]		747	732
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[3,4,7]		2,096	1,664
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,7,8]		12,424	12,535
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,7,8]		16,742	16,543
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[3,4,7]		24	21
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[3,4,7]		74	68
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[3,4,7]		19,700	19,749
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,4,7]		20,675	20,684
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[3,7,8]		7,789	7,804
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,7,8]		12,342	12,035
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[3,4,7]		2,363	2,215
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,7,8]		6,825	6,385
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.279% 11/25/2055[3,4,7]		27,731	27,553
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,7]		1,989	1,827
Mill City Mortgage Trust, Series 15-1, Class M2, 3.763% 6/25/2056[3,4,7]		1,589	1,579
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,7]		8,017	7,849
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[3,4,7]		334	320
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,7]		4,299	4,031
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,7]		4,709	4,471
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,7]		266	249
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,7]		562	521
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,7]		234	216
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,7]		2,208	2,078
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,7]		472	447
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,7]		1,011	975
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,7]		806	770
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[3,4,7]		1,437	1,340
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,7]		11,234	10,403
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.179% 5/25/2055[3,4,7]		25,739	25,640
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP3, Class 2A1A, (1-month USD CME Term SOFR + 1.014%) 6.329% 6/25/2060[3,4,7]		240	240
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,7,8]		5,979	5,995
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,7,8]		8,603	8,595
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,7]		10,192	8,463
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[3,7]		20,769	19,955
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,7]		3,361	3,146
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,7]		643	588
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,7]		2,281	2,187
Towd Point Mortgage Trust, Series 2015-1, Class A4, 4.25% 10/25/2053[3,4,7]		1,170	1,182
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,7]		3,516	3,451
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,7]		11,632	11,427
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.172% 2/25/2055[3,4,7]		1,830	1,741
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,7]		8,354	8,175
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 5/25/2055[3,4,7]		1,751	1,739

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,7]	USD	2,550	$2,419
Towd Point Mortgage Trust, Series 2016-2, Class A2, 3.00% 8/25/2055[3,4,7]		644	636
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,7]		876	865
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,7]		2,538	2,375
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[3,4,7]		37	37
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[3,4,7]		2,005	1,983
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,7]		4,000	3,709
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,7]		9,145	8,833
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.029% 2/25/2057[3,4,7]		1,205	1,208
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[3,4,7]		23	23
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,7]		3,000	2,913
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.42% 4/25/2057[3,4,7]		864	832
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,7]		6,818	6,455
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,7]		3,259	3,091
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,7]		199	195
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,7]		2,300	2,115
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,7]		2,984	2,842
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.475% 11/25/2057[3,4,7]		1,900	1,844
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,7]		1,607	1,549
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,7]		7,298	6,981
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,7]		4,879	4,598
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,7]		1,977	1,919
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,7]		5,617	5,355
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.429% 5/25/2058[3,4,7]		1,677	1,688
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[3,4,7]		2,044	1,874
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[3,4,7]		5,421	5,102
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,7]		3,492	3,063
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.606% 11/25/2060[3,4,7]		4,337	4,255
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,7]		14,002	13,028
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,7]		2,639	2,248
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[3,7]		8,048	7,215
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[3,7]		5,573	5,458
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,7]		226	221
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,7,8]		4,488	4,441
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,7,8]		5,739	5,691
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,7,8]		14,073	14,110
			609,563

Commercial mortgage-backed securities 3.82%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[3,7]		1,500	1,371
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 8/17/2040[3,7]		8,741	8,130
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]		500	475
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]		585	505
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]		1,613	1,427
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,7]		14,500	13,534
Barclays Commerical Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.229% 3/15/2037[3,4,7]		6,045	5,563
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]		3,000	2,296
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[3]		3,216	3,302
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[3,4]		2,482	2,559
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[3,4]		1,996	2,058
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.08% 5/15/2039[3,4,7]		4,413	4,391
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.208% 4/15/2037[3,4,7]		1,157	1,138
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.425% 6/15/2027[3,4,7]		4,773	4,784
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.014% 9/15/2034[3,4,7]		20,861	20,371
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.125% 9/15/2036[3,4,7]		18,661	18,180

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.324% 10/15/2036[3,4,7]	USD	7,298	$7,120
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.095% 6/15/2038[3,4,7]		2,839	2,787
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.295% 6/15/2038[3,4,7]		1,011	995
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.275% 11/15/2038[3,4,7]		19,014	18,684
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.30% 2/15/2039[3,4,7]		10,634	10,401
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.591% 6/15/2040[3,4,7]		9,451	9,470
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,7]		1,000	906
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]		2,000	1,810
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[3,4,7]		11,721	11,652
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[3,4,7]		17,000	17,254
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 11/10/2046[3,4]		1,255	1,238
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 3/10/2047[3]		1,000	993
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]		500	488
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]		5,019	4,811
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,4]		29,000	28,738
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[3]		731	720
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]		12,500	12,252
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]		16,310	15,791
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]		1,800	1,741
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]		4,000	3,661
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]		901	878
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]		1,055	1,017
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2028[3,7]		9,315	9,440
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[3,4,7]		349	334
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.505% 7/15/2038[3,4,7]		5,055	5,011
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]		17,022	17,003
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,7]		4,125	3,943
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.034%) 6.345% 7/15/2025[3,4,7]		1,830	1,818
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]		11,255	10,890
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]		1,460	1,394
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]		1,000	907
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]		2,975	2,321
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.507% 5/17/2038[3,4,7]		4,500	4,474
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[3]		719	710
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]		2,333	2,100
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,7]		9,132	7,357
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]		202	202
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,4]		2,738	2,550
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]		2,145	1,979
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,7]		7,193	6,225
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.226% 4/15/2038[3,4,7]		10,737	10,588
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.148% 8/15/2046[3,4]		446	444

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[3,4]	USD	1,889	$1,883
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]		10,000	9,940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[3]		128	126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[3]		395	389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]		2,000	1,954
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]		1,250	1,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]		4,000	3,819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]		1,000	937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]		352	341
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]		1,194	1,135
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,7]		10,275	9,544
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,7]		7,365	6,394
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.574% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,7,8]		12,780	11,615
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.002% 7/15/2036[3,4,7]		6,572	6,430
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.156% 11/15/2038[3,4,7]		5,289	5,189
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.31% 1/15/2039[3,4,7]		16,312	15,975
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]		6,749	6,395
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]		5,160	4,757
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 8/15/2050[3]		483	477
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]		2,200	2,148
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,4]		2,775	2,637
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]		1,580	1,561
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]		581	560
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]		5,397	5,264
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.099% 11/15/2027[3,4,7]		17,286	17,308
			451,158

Total mortgage-backed obligations			2,631,254

Asset-backed obligations 21.03%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.628% 10/20/2031[3,4,7]		2,300	2,283
522 Funding CLO, Ltd., Series 2020-6A, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.757% 10/23/2034[3,4,7]		3,540	3,527
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[3,7]		483	483
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[3,7]		2,359	2,359
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,7]		3,579	3,461
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,7]		3,374	3,359
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[3,4,7]		15,287	15,208
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[3,4,7]		8,511	8,562
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[3,4,7]		7,381	7,347
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[3,4,7]		8,794	8,760

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[3,7]	USD	3,595	$3,594
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,7]		1,465	1,453
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,7]		1,641	1,645
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,7]		1,120	1,135
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD CME Term SOFR + 0.494%) 5.805% 4/15/2026[3,4]		36,424	36,427
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[3]		5,429	5,418
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[3,7]		12,097	11,825
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,7]		4,383	4,216
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,7]		1,521	1,476
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.753% 5/26/2031[3,4,7]		1,994	1,984
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]		41,230	41,222
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD CME Term SOFR + 1.312%) 6.677% 1/28/2031[3,4,7]		208	207
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD CME Term SOFR + 1.402%) 6.747% 7/22/2032[3,4,7]		1,000	993
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.50% 7/17/2030[3,4,7]		915	909
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.598% 4/20/2031[3,4,7]		1,994	1,986
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.527% 1/22/2028[3,4,7]		6,220	6,199
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD CME Term SOFR + 1.912%) 7.22% 7/15/2030[3,4,7]		1,010	991
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[3,7]		180	180
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[3,7]		9,200	9,142
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[3,7]		12,965	12,664
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,7]		2,280	2,172
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,7]		1,250	1,173
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,7]		10,786	9,884
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,7]		5,320	5,339
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]		6,056	5,962
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[3,7]		6,340	6,286
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,7]		22,449	22,464
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]		5,166	5,177
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]		12,593	12,552
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.272%) 6.58% 10/15/2033[3,4,7]		2,600	2,588
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.722% 1/18/2035[3,4,7]		1,500	1,485
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 8.205% 4/20/2036[3,4,7]		1,000	1,016
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.793% 7/25/2034[3,4,7]		1,750	1,736
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 6.779% 4/20/2035[3,4,7]		2,000	2,002
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[3,4,7]		17,317	17,282

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.971% 4/25/2036[3,4,7]	USD	857	$861
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,7]		543	534
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,7]		3,047	2,843
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,7]		2,925	2,809
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,7]		650	581
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,7]		3,200	3,082
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.088% 5/17/2031[3,4,7]		2,667	2,648
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.231% 4/30/2031[3,4,7]		700	690
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[3,4,7]		1,975	1,975
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD CME Term SOFR + 2.212%) 7.52% 7/15/2031[3,4,7]		3,200	3,086
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27% 2/25/2025[3]		10,533	10,506
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]		2,816	2,799
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 6.668% 4/20/2031[3,4,7]		250	249
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 6.676% 5/15/2031[3,4,7]		1,542	1,537
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.669% 7/27/2031[3,4,7]		2,658	2,653
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD CME Term SOFR + 1.342%) 6.668% 1/20/2032[3,4,7]		249	248
Carlyle Global Market Strategies, CLO, Series 2012-4A, Class A1R3, (3-month USD CME Term SOFR + 1.342%) 6.687% 4/22/2032[3,4,7]		2,000	1,992
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]		2,844	2,838
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]		2,864	2,856
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]		17,161	17,118
CarMax Auto Owner Trust, Series 2023-3, Class A2A, 5.72% 11/16/2026[3]		5,928	5,935
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]		3,642	3,644
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,7]		1,442	1,445
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,7]		736	737
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,7]		1,398	1,158
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[3,4,7]		16,885	16,823
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.058% 10/15/2034[3,4,7]		3,000	3,005
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.708% 3/22/2035[3,4,7]		2,000	2,007
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,7]		18,410	16,663
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,7]		12,808	11,267
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,7]		10,785	10,583
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,7]		4,262	4,186
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.557% 10/24/2030[3,4,7]		1,448	1,442
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.717% 1/22/2031[3,4,7]		247	246
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD CME Term SOFR + 1.362%) 6.672% 7/18/2031[3,4,7]		4,600	4,596
CIFC Funding, Ltd., CLO, Series 2014-5, Class A1R2, (3-month USD CME Term SOFR + 1.462%) 6.77% 10/17/2031[3,4,7]		600	600
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.049% 4/22/2026[3,4]		19,839	19,888
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,7]		3,166	2,764
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,7]		6,839	5,980
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,7]		5,709	5,001
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,7]		2,025	1,745
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,7]		2,984	2,570
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.12% 10/15/2029[3,4,7]		539	542

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,7]	USD	5,803	$5,788
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[3,7]		4,808	4,760
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,7]		6,139	6,158
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,7]		3,278	3,244
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,7]		9,976	9,976
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,7]		14,805	14,787
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,7]		4,663	4,577
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,7]		1,171	1,174
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[3,7]		2,031	2,018
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,7]		7,520	7,362
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,7]		3,463	3,473
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.92% 10/15/2031[3,4,7]		1,000	988
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (3-month USD CME Term SOFR + 0.504%) 5.815% 3/15/2026[3,4]		49,404	49,410
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[3]		2,557	2,536
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[3]		174	174
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[3,7]		2,504	2,481
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,7]		9,936	9,932
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,7]		5,508	5,491
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,7]		14,121	14,104
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,7]		5,395	5,406
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,7]		6,000	5,830
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,7]		5,316	5,238
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,7]		1,187	1,190
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[3,4,7]		6,111	6,092
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD CME Term SOFR + 1.462%) 6.826% 8/15/2030[3,4,7]		1,768	1,764
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 1/15/2031[3,4,7]		2,581	2,575
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.636% 5/15/2031[3,4,7]		1,087	1,080
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 6.62% 7/15/2031[3,4,7]		1,000	994
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD CME Term SOFR + 1.482%) 6.792% 1/18/2032[3,4,7]		1,800	1,797
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD CME Term SOFR + 2.112%) 7.476% 5/15/2032[3,4,7]		1,414	1,393
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD CME Term SOFR + 1.302%) 6.628% 4/20/2034[3,4,7]		1,250	1,237
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,7]		775	676
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.015% 7/17/2033[3,4,7]		22,000	22,003
Elmwood CLO IV, Ltd., Series 2020-1, Class A, (3-month USD CME Term SOFR + 1.502%) 6.81% 4/15/2033[3,4,7]		300	299
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,7]		11,739	11,470
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,7]		4,838	4,747
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,7]		16,345	16,315
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[3]		4,266	4,262
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[3]		1,322	1,322
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]		2,105	2,103
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[3]		5,048	5,030
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[3]		2,091	2,089
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]		3,550	3,522
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]		7,301	7,234
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]		4,930	4,900
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]		4,808	4,800
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]		3,231	3,228
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]		2,330	2,325
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[3]		283	283
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]		6,651	6,562
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,7]		8,307	7,552
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[3,7]		1,723	1,536
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,7]		16,349	16,358
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,7]		5,000	5,010
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,7]		2,469	2,466

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,7]	USD	2,126	$2,126
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,7]		9,391	9,306
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,7]		10,000	9,644
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,7]		7,910	7,493
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,7]		17,573	17,348
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,7]		9,693	9,745
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.025% 4/23/2036[3,4,7]		1,500	1,501
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.678% 1/15/2030[3,4,7]		814	809
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.54% 10/15/2030[3,4,7]		2,124	2,118
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,7]		8,298	7,324
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,7]		4,226	3,618
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.678% 4/20/2032[3,4,7]		974	970
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,7]		18,783	16,846
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,7]		13,634	12,260
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,7]		16,504	14,319
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,7]		7,467	6,517
GM Financial Automobile Leasing Trust, Series 2023-1, Class A2A, 5.27% 6/20/2025[3]		13,162	13,125
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]		3,706	3,684
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]		3,808	3,809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]		1,804	1,805
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]		1,917	1,910
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]		8,324	8,376
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[3,7]		12,000	11,990
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,7]		4,325	4,425
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,7]		24,675	24,679
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[3,7]		5,438	5,475
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.498% 11/20/2030[3,4,7]		1,033	1,029
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[3,4,7]		1,951	1,946
Golub Capital Partners CLO, Ltd., Series 2016-31, Class A2R, (3-month USD CME Term SOFR + 1.912%) 7.281% 8/5/2030[3,4,7]		1,000	998
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.103% 10/25/2034[3,4,7]		4,000	3,943
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.613% 1/27/2031[3,4,7]		1,580	1,542
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.865% 1/15/2035[3,4,7]		618	631
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 6.688% 7/20/2031[3,4,7]		9,938	9,898
Hayfin Kingsland IX, Ltd., CLO, Series 2018-9, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.777% 4/28/2031[3,4,7]		1,962	1,955
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,7]		27,495	26,042
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,7]		3,660	3,457
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,7]		15,481	14,511
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,7]		26,860	25,793
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,7]		11,000	10,889
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,7]		24,031	21,213
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,7]		3,000	2,799
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[3,7]		2,295	2,304
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[3]		5,617	5,598
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]		5,561	5,531
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]		3,626	3,638
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.60% 1/15/2031[3,4,7]		533	531
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.643% 4/25/2031[3,4,7]		730	726
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.273% 7/14/2031[3,4,7]		2,000	1,963
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[3,4,7]		22,919	22,962

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.75% 1/15/2031[3,4,7]	USD	657	$652
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 6.692% 3/15/2031[3,4,7,9]		1,706	1,696
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.57% 4/15/2031[3,4,7]		1,362	1,356
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD CME Term SOFR + 1.662%) 6.97% 4/15/2031[3,4,7]		700	683
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 9.576% 10/20/2031[3,4,7]		3,000	3,044
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.798% 10/20/2034[3,4,7]		735	729
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[3,7]		9,500	9,500
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,7]		3,202	3,135
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,7]		16,204	16,148
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,7]		6,675	6,600
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,7]		18,199	17,999
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,7]		14,515	14,483
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,7]		642	635
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,7]		25,457	25,493
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,7]		339	337
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,7]		2,505	2,477
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,7]		12,138	12,176
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,7]		895	881
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,7]		1,980	1,944
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.738% 1/20/2035[3,4,7]		1,837	1,815
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[3,4,7]		15,447	15,408
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.589% 7/27/2031[3,4,7]		684	681
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.263% 4/25/2032[3,4,7]		1,200	1,186
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.732% 4/19/2033[3,4,7]		1,000	996
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[3,4,7]		9,062	9,048
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 2.22%) 7.268% 7/20/2030[3,4,7]		4,284	4,280
MCF CLO, LLC, Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.632%) 6.942% 7/18/2030[3,4,7]		1,594	1,583
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]		1,831	1,824
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.658% 4/20/2033[3,4,7]		2,000	1,983
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.61% 4/18/2034[3,4,7]		500	504
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,10,11]		3,635	3,634
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,10,11]		385	385
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,7]		23,801	23,678
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.838% 10/20/2030[3,4,7]		401	400
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,7]		4,390	3,822
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,7]		1,226	1,105
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,7]		4,441	3,852
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,7]		9,098	7,792
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,7]		9,501	8,006
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,7]		5,100	4,294
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,7]		15,457	13,344
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,7]		14,171	12,751
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,7]		11,347	10,165
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,7]		22,786	20,394
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD CME Term SOFR + 2.262%) 7.607% 4/22/2029[3,4,7]		350	345
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.502% 10/18/2029[3,4,7]		293	291

18	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Neuberger Berman CLO, Ltd., Series 2018-27A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.97% 1/15/2030[3,4,7]	USD	2,035	$2,002
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.628% 4/20/2031[3,4,7]		325	324
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,7]		48,385	41,792
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.619% 12/21/2029[3,4,7]		1,150	1,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[3,4,7]		5,014	4,982
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.682% 4/19/2031[3,4,7]		244	243
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[3,4,7]		3,000	3,032
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.438% 10/20/2030[3,4,7]		500	487
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.79% 10/15/2034[3,4,7]		2,000	1,974
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.326% 1/20/2035[3,4,7]		2,400	2,409
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[3,4,7]		2,475	2,469
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD CME Term SOFR + 1.482%) 6.79% 1/17/2032[3,4,7]		500	499
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.543% 4/10/2033[3,4,7]		3,250	3,230
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.52% 7/15/2029[3,4,7]		224	224
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD CME Term SOFR + 1.962%) 7.313% 1/25/2031[3,4,7]		700	674
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,7]		8,688	8,316
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,7]		6,430	6,172
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,7]		8,636	7,873
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD CME Term SOFR + 0.85%) 6.164% 8/25/2035[3,4]		10	10
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 7.426% 7/20/2033[3,4,7]		4,000	3,959
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.653% 11/25/2028[3,4,7]		10,799	10,804
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[3,4,7]		5,353	5,327
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.37% 10/15/2029[3,4,7]		15,548	15,475
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[3,4,7]		4,278	4,199
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.361% 4/15/2030[3,4,7]		4,813	4,785
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.131% 4/15/2031[3,4,7]		14,296	14,297
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 9.061% 4/15/2031[3,4,7]		4,000	4,038
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.673% 7/16/2031[3,4,7]		8,000	7,978
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.096% 7/24/2031[3,4,7]		10,444	10,450
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.57% 10/17/2031[3,4,7]		2,849	2,839
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[3,7]		31,885	30,327
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,7]		8,160	7,947
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.396% 8/16/2027[3,4,7]		4,490	4,505
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,7]		10,000	10,046
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,7]		22,925	22,721
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[3,7]		4,277	4,280
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.01% 4/20/2036[3,4,7]		3,000	3,013

Short-Term Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[3,4,7]	USD	9,172	$9,184
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.826% 1/20/2031[3,4,7]		2,500	2,523
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,7]		12,688	12,647
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.679% 7/25/2051[3,4,7]		903	893
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 10/17/2036[3,7]		469	452
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[3,4,7]		21,709	21,644
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.727% 7/24/2032[3,4,7]		600	596
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[3,7]		5,343	5,346
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD CME Term SOFR + 1.452%) 6.803% 10/25/2031[3,4,7]		3,000	2,990
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 10/15/2032[3,4,7]		2,500	2,485
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.422%) 6.73% 10/15/2034[3,4,7]		2,000	1,975
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.738% 1/20/2035[3,4,7]		550	546
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,7]		9,664	9,508
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.778% 10/20/2030[3,4,7]		1,318	1,316
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 6.741% 5/20/2031[3,4,7]		484	483
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.711% 1/15/2032[3,4,7]		1,860	1,868
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[3]		94	94
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[3]		128	128
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[3]		165	165
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]		5,870	5,866
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[3]		6,278	6,274
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]		6,528	6,516
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]		14,355	14,252
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[3]		4,180	4,178
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]		16,306	16,180
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14% 2/16/2027[3]		10,000	9,905
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]		4,783	4,787
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]		3,287	3,223
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]		3,008	3,000
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]		5,115	5,024
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[3]		8,383	8,365
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]		4,660	4,559
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]		1,521	1,519
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]		8,392	8,249
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[3]		1,390	1,394
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]		1,152	1,148
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]		651	635
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]		4,994	4,859
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]		8,843	8,652
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]		902	898
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]		961	975
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,7]		15,118	15,113
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[3,7]		14,025	13,980
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[3,7]		798	794
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,7]		1,808	1,735
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[3,4,7]		2,287	2,294
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,7]		1,842	1,589
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,7]		2,516	2,201
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2030[3,4,7]		5,602	5,580
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.568% 10/20/2030[3,4,7]		11,555	11,479

20	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.722% 4/18/2031[3,4,7]	USD	350	$348
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.822% 4/18/2031[3,4,7]		1,200	1,141
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.722% 7/18/2031[3,4,7]		7,000	6,959
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,7]		7,888	7,109
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,7]		2,184	1,983
Stratus Static CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.212%) 6.538% 12/29/2029[3,4,7]		2,548	2,536
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 7.076% 7/20/2030[3,4,7]		13,253	13,253
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[3,4,7]		9,871	9,893
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 9.326% 10/20/2031[3,4,7]		2,000	2,022
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,7]		13,442	12,346
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[3,4,7]		2,000	2,006
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 9.07% 10/20/2036[3,4,7]		1,500	1,500
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.443% 10/25/2029[3,4,7]		1,998	1,986
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]		25,245	25,382
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,7]		4,000	3,540
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 6.408% 1/17/2032[3,4,7]		851	845
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.853% 8/16/2034[3,4,7]		3,000	2,962
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.788% 7/20/2031[3,4,7]		1,200	1,195
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.81% 1/17/2030[3,4,7]		659	658
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,7]		5,001	4,570
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,7]		3,277	2,896
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[3,7]		8,182	6,970
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,7]		7,483	6,463
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD CME Term SOFR + 1.732%) 7.058% 4/20/2031[3,4,7]		700	688
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,7]		1,379	1,154
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[3,7]		10,000	9,767
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[3,7]		31,492	29,288
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 5.65% 6/25/2036[3,7]		10,000	9,917
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]		12,679	12,522
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]		7,517	7,504
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[3]		586	585
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[3,7]		17,943	17,866
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.813% 1/25/2035[3,4,7]		1,000	990
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,7]		14,410	12,488
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,7]		4,827	4,093
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.616% 9/7/2030[3,4,7]		3,760	3,738
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.642% 7/18/2031[3,4,7]		4,222	4,196
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.45% 4/15/2027[3,4,11]		740	737
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[3,8]		13,850	13,770
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,8]		4,000	3,981
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]		22,847	22,646
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,8]		6,457	6,262
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,8]		28,312	27,885
Verizon Master Trust, Series 2023-4, Class A1A, 5.16% 6/20/2029[3]		11,800	11,808
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[3,7]		4,172	4,122

Short-Term Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.628% 9/15/2030[3,4,7]	USD	713	$709
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD CME Term SOFR + 1.512%) 6.822% 1/18/2029[3,4,7]		475	472
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.322%) 6.63% 4/15/2031[3,4,7]		367	365
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD CME Term SOFR + 2.112%) 7.42% 7/15/2031[3,4,7]		400	382
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.478% 7/20/2029[3,4,7]		109	109
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.72% 1/17/2031[3,4,7]		1,945	1,936
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.158% 4/15/2034[3,4,7]		900	900
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[3,7]		17,366	17,333
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[3,7]		7,592	7,555
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,7]		12,858	12,822
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,7]		12,560	12,504
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,7]		45,000	44,979
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[3,7]		5,000	5,000
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,7]		25,040	25,022
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,7]		20,880	20,870
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,7]		1,863	1,862
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]		5,459	5,418
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,7]		1,771	1,753
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,7]		686	677
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.22% 7/15/2030[3,4,7]		250	247
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.572% 10/18/2030[3,4,7]		2,169	2,158
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.571% 4/25/2036[3,4,7]		500	500
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]		23,493	23,271
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[3]		1,237	1,236
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[3]		989	988
World Omni Select Auto Trust, Series 2023-A, Class A2A, 5.92% 3/15/2027[3]		20,000	19,977
			2,483,172

Corporate bonds, notes & loans 10.57%
Financials 6.82%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]		20,000	20,495
American Express Co. 4.90% 2/13/2026		17,090	16,875
American Express Co. 1.65% 11/4/2026		2,000	1,785
Bank of America Corp. (USD-SOFR + 0.41%) 5.31% 6/14/2024[4]		10,000	9,970
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]		6,000	5,892
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[8]		10,000	9,461
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]		30,000	29,612
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]		15,000	14,407
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]		8,000	7,837
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]		11,225	11,487
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]		10,000	9,986
Bank of Nova Scotia (The) 1.45% 1/10/2025		2,000	1,893
Bank of Nova Scotia (The) 4.75% 2/2/2026		8,000	7,863
Bank of Nova Scotia (The) 1.35% 6/24/2026		2,000	1,788
BPCE 1.625% 1/14/2025[7]		6,000	5,667
BPCE 1.00% 1/20/2026[7]		2,000	1,794
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]		10,000	9,954
Chubb INA Holdings, Inc. 3.35% 5/3/2026		1,275	1,223
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		2,000	1,893
Dexia Credit Local SA 0.50% 7/16/2024[7]		11,000	10,526
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]		20,000	20,040
Fifth Third Bancorp. 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]		3,860	3,909
Goldman Sachs Group, Inc. 0.925% 10/21/2024 (USD-SOFR + 0.50% on 10/21/2023)[8]		12,040	11,946
Goldman Sachs Group, Inc. 5.70% 11/1/2024		8,000	7,989

22	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[8]	USD	8,000	$7,853
Guardian Life Global Funding 0.875% 12/10/2025[7]		8,000	7,185
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]		20,000	19,298
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[8]		12,500	11,880
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		2,000	1,837
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		13,000	12,746
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]		17,000	15,681
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]		38,000	37,801
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]		15,000	14,991
Met Tower Global Funding 0.70% 4/5/2024[7]		25,000	24,277
Met Tower Global Funding 1.25% 9/14/2026[7]		20,000	17,654
Metropolitan Life Global Funding I 0.40% 1/7/2024[7]		13,575	13,334
Metropolitan Life Global Funding I 3.60% 1/11/2024[7]		7,007	6,950
Metropolitan Life Global Funding I 5.00% 1/6/2026[7]		10,000	9,930
Metropolitan Life Global Funding I 1.875% 1/11/2027[7]		18,000	16,096
Metropolitan Life Global Funding I 4.40% 6/30/2027[7]		5,600	5,418
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[8]		22,500	22,013
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[8]		19,129	18,049
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]		6,575	6,507
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]		8,350	8,188
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]		19,220	18,857
Morgan Stanley Bank, N.A. 5.479% 7/16/2025		10,150	10,171
National Australia Bank, Ltd. 1.388% 1/12/2025[7]		17,000	16,136
National Securities Clearing Corp. 0.40% 12/7/2023[7]		40,000	39,480
Natwest Markets PLC 0.80% 8/12/2024[7]		20,000	19,092
New York Life Global Funding 0.90% 10/29/2024[7]		20,000	18,974
New York Life Global Funding 0.95% 6/24/2025[7]		17,280	15,958
New York Life Global Funding 0.85% 1/15/2026[7]		10,000	9,019
Nordea Bank ABP 3.60% 6/6/2025[7]		15,000	14,487
Northwestern Mutual Global Funding 0.60% 3/25/2024[7]		10,000	9,732
Northwestern Mutual Global Funding 0.80% 1/14/2026[7]		16,215	14,588
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]		16,175	16,118
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[8]		5,000	4,910
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[8]		7,295	7,202
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/2023		14,846	14,812
Swedbank AB 0.85% 3/18/2024[7]		20,000	19,466
Toronto-Dominion Bank 1.15% 6/12/2025		7,208	6,690
UBS AG 0.70% 8/9/2024[7]		20,000	19,083
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		8,788	8,500
Wells Fargo & Company 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]		12,000	11,954
Wells Fargo Bank, N.A. 5.45% 8/7/2026		8,000	8,027
			805,236

Consumer discretionary 1.09%
Amazon.com, Inc. 0.45% 5/12/2024		9,210	8,905
American Honda Finance Corp. 0.65% 9/8/2023		10,000	9,996
American Honda Finance Corp. 3.625% 10/10/2023		8,621	8,603
American Honda Finance Corp. 0.55% 7/12/2024		9,000	8,625
American Honda Finance Corp. 0.75% 8/9/2024		16,000	15,291
BMW US Capital, LLC 0.80% 4/1/2024[7]		5,752	5,592
Daimler Trucks Finance North America, LLC (USD-SOFR + 1.00%) 5.30% 4/5/2024[4,7]		20,000	20,035
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]		4,569	4,539
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]		3,343	3,320
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]		8,525	7,669
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[7]		6,068	6,056
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]		3,725	3,729
Toyota Motor Credit Corp. 0.45% 1/11/2024		16,596	16,306
Toyota Motor Credit Corp. 0.80% 1/9/2026		8,695	7,885
Toyota Motor Credit Corp. 4.45% 5/18/2026		2,500	2,466
			129,017

Short-Term Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.61%
Duke Energy Progress, LLC 3.375% 9/1/2023	USD	11,846	$11,846
Entergy Louisiana, LLC 0.95% 10/1/2024		16,000	15,193
Florida Power & Light Company 4.45% 5/15/2026		11,440	11,265
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		1,625	1,632
Southern California Edison Co. 1.10% 4/1/2024		6,511	6,334
Southern California Edison Co. 0.975% 8/1/2024		6,375	6,102
Southern California Edison Co. 4.90% 6/1/2026		8,000	7,953
Southern California Edison Co. 5.30% 3/1/2028		12,000	12,053
			72,378

Health care 0.47%
AstraZeneca Finance, LLC 0.70% 5/28/2024		13,000	12,555
Bristol-Myers Squibb Company 2.90% 7/26/2024		9,005	8,803
Cigna Group (The) 1.25% 3/15/2026		2,000	1,808
Eli Lilly and Company 5.00% 2/27/2026		16,000	16,006
Novartis Capital Corp. 2.00% 2/14/2027		3,656	3,340
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		8,000	7,852
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		5,000	4,924
			55,288

Consumer staples 0.46%
PepsiCo, Inc. 4.55% 2/13/2026		10,000	9,952
Philip Morris International, Inc. 2.875% 5/1/2024		4,000	3,927
Philip Morris International, Inc. 4.875% 2/13/2026		8,000	7,927
Philip Morris International, Inc. 4.875% 2/15/2028		14,000	13,828
Procter & Gamble Company 0.55% 10/29/2025		7,937	7,234
Procter & Gamble Company 4.10% 1/26/2026		10,000	9,867
Procter & Gamble Company 1.00% 4/23/2026		2,389	2,174
			54,909

Materials 0.34%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		3,405	3,160
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		17,000	16,885
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		9,000	8,926
EIDP, Inc. 4.50% 5/15/2026		10,834	10,628
			39,599

Information technology 0.30%
Apple, Inc. 1.125% 5/11/2025		4,352	4,072
Apple, Inc. 0.70% 2/8/2026		12,135	10,990
Microsoft Corp. 2.875% 2/6/2024		20,974	20,758
			35,820

Industrials 0.18%
RTX Corp. 5.00% 2/27/2026		6,721	6,694
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[7]		15,000	14,622
			21,316

Real estate 0.18%
Prologis, LP 4.875% 6/15/2028		7,542	7,470
Public Storage (USD-SOFR + 0.47%) 5.519% 4/23/2024[4]		13,770	13,767
			21,237

Energy 0.07%
Exxon Mobil Corp. 2.019% 8/16/2024		5,125	4,961
Saudi Arabian Oil Co. 1.25% 11/24/2023[7]		640	633
Saudi Arabian Oil Co. 1.625% 11/24/2025[7]		2,690	2,475
			8,069

Communication services 0.05%
SBA Tower Trust 1.631% 11/15/2026[7]		6,741	5,872

Total corporate bonds, notes & loans			1,248,741

24	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.06%
Asian Development Bank 4.125% 9/27/2024	USD	23,281	$22,980
Asian Development Bank 0.625% 10/8/2024		8,547	8,124
Asian Development Bank 2.875% 5/6/2025		10,981	10,597
Asian Development Bank 1.00% 4/14/2026		19,197	17,480
Asian Development Bank 3.875% 9/28/2032		2,327	2,259
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[7]		40,000	37,951
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[7]		9,184	9,013
CPPIB Capital, Inc. 0.875% 9/9/2026[7]		10,154	9,061
CPPIB Capital, Inc. 4.25% 7/20/2028[7]		4,787	4,722
Development Bank of Japan, Inc. 1.75% 2/18/2025[7]		14,294	13,553
Development Bank of Japan, Inc. 1.25% 10/20/2026[7]		15,276	13,637
European Bank for Reconstruction & Development 0.50% 5/19/2025		4,750	4,398
European Investment Bank 2.25% 6/24/2024		5,000	4,874
Inter-American Development Bank 0.50% 9/23/2024		8,000	7,599
Inter-American Development Bank 0.625% 7/15/2025		5,500	5,080
Inter-American Development Bank 4.50% 5/15/2026		31,013	30,884
International Bank for Reconstruction and Development 1.625% 1/15/2025		2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025		12,933	12,112
Japan Bank for International Cooperation 1.75% 10/17/2024		3,594	3,446
Japan Bank for International Cooperation 2.875% 4/14/2025		19,050	18,322
Japan Bank for International Cooperation 4.25% 1/26/2026		19,250	18,922
KfW 1.375% 8/5/2024		6,000	5,785
Kommunalbanken 0.50% 10/21/2024[7]		3,978	3,762
Kommunalbanken 0.375% 9/11/2025[7]		13,000	11,859
Kommuninvest i Sverige Aktiebolag 3.25% 1/16/2024[7]		6,000	5,948
Kommuninvest i Sverige Aktiebolag 0.375% 2/16/2024[7]		23,000	22,471
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[7]		3,933	3,844
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[7]		11,389	10,064
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]		8,000	7,525
Saskatchewan (Province of) 3.25% 6/8/2027		3,364	3,191
Swedish Export Credit Corp. 3.625% 9/3/2024		20,783	20,375
Swedish Export Credit Corp. 4.375% 2/13/2026		11,784	11,629
			361,469

Municipals 0.25%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		7,500	6,985

Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		13,725	12,767

New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 3/15/2024 (escrowed to maturity)		9,985	9,730

Total municipals			29,482

Federal agency bonds & notes 0.23%
Fannie Mae 0.375% 8/25/2025[1]		14,603	13,378
Federal Farm Credit Banks 1.125% 1/6/2025		2,726	2,580
Federal Farm Credit Banks 1.75% 2/14/2025		5,183	4,940
Freddie Mac 0.25% 9/8/2023		3,750	3,746
Tennessee Valley Authority 3.875% 3/15/2028		2,274	2,230
			26,874

Total bonds, notes & other debt instruments (cost: $11,227,684,000)			10,995,480

Short-Term Bond Fund of America	25

Short-term securities 14.63%	Shares	Value (000)
Money market investments 14.63%
Capital Group Central Cash Fund 5.39%[12,13]	17,277,939	$1,727,794

Total short-term securities (cost: $1,727,721,000)		1,727,794
Total investment securities 107.74% (cost: $12,955,405,000)		12,723,274
Other assets less liabilities (7.74)%		(914,049)

Net assets 100.00%		$11,809,225

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2023 (000)
30 Day Federal Funds Futures	Short	56	9/1/2023	USD(22,092)	$16
30 Day Federal Funds Futures	Long	290	11/1/2023	114,366	(9)
30 Day Federal Funds Futures	Short	385	12/1/2023	(151,702)	53
2 Year U.S. Treasury Note Futures	Long	28,992	1/4/2024	5,908,706	13,798
5 Year U.S. Treasury Note Futures	Long	1,369	1/4/2024	146,376	1,006
10 Year U.S. Treasury Note Futures	Short	1,333	12/29/2023	(148,005)	(1,417)
10 Year Ultra U.S. Treasury Note Futures	Short	8,998	12/29/2023	(1,044,752)	(10,625)
20 Year U.S. Treasury Bond Futures	Long	19	12/29/2023	2,312	33
30 Year Ultra U.S. Treasury Bond Futures	Short	89	12/29/2023	(11,523)	(3)
					$2,852

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	8/31/2023 (000)	paid (000)	at 8/31/2023 (000)
SOFR	Annual	3.2025%	Annual	1/19/2033	USD23,000	$1,112	$—	$1,112
SOFR	Annual	3.104%	Annual	1/20/2033	23,145	1,297	—	1,297
SOFR	Annual	3.16653%	Annual	1/24/2033	23,758	1,217	—	1,217
SOFR	Annual	3.18606%	Annual	1/24/2033	21,967	1,091	—	1,091
4.0135%	Annual	SOFR	Annual	8/21/2033	6,640	110	—	110
						$4,827	$—	$4,827

Investments in affiliates13

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 14.63%
Money market investments 14.63%
Capital Group Central Cash Fund 5.39%[12]	$1,411,374	$5,961,514	$5,645,401	$339	$(32)	$1,727,794	$57,851

26	Short-Term Bond Fund of America

Restricted securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,10]	12/6/2022	$3,635	$3,634	.03%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,10]	12/6/2022	385	385	.0014
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.45% 4/15/2027[3,4]	10/4/2022	732	737	.01
Total		$4,752	$4,756	.04%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,247,000, which represented .34% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Amount less than one thousand.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,344,811,000, which represented 28.32% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Value determined using significant unobservable inputs.
[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,756,000, which represented .04% of the net assets of the fund.
[12]	Rate represents the seven-day yield at 8/31/2023.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Amount less than .01%.

Key to abbreviations

Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

Short-Term Bond Fund of America	27

Financial statements

Statement of assets and liabilities at August 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,227,684)	$10,995,480
Affiliated issuers (cost: $1,727,721)	1,727,794	$12,723,274
Cash		352
Receivables for:
Sales of investments	878,371
Sales of fund’s shares	8,845
Dividends and interest	64,643
Variation margin on futures contracts	1,827
Variation margin on centrally cleared swap contracts	31	953,717
		13,677,343
Liabilities:
Payables for:
Purchases of investments	1,844,623
Repurchases of fund’s shares	15,759
Dividends on fund’s shares	733
Investment advisory services	2,543
Services provided by related parties	1,536
Trustees’ deferred compensation	113
Variation margin on futures contracts	2,522
Variation margin on centrally cleared swap contracts	220
Other	69	1,868,118
Net assets at August 31, 2023		$11,809,225

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,549,882
Total accumulated loss		(740,657)
Net assets at August 31, 2023		$11,809,225

Refer to the notes to financial statements.

28	Short-Term Bond Fund of America

Financial statements (continued)

Statement of assets and liabilities at August 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,255,973 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$4,384,816	466,248	$9.40
Class C	59,548	6,445	9.24
Class T	9	1	9.41
Class F-1	78,595	8,357	9.40
Class F-2	983,649	104,588	9.40
Class F-3	733,156	77,940	9.41
Class 529-A	467,752	49,738	9.40
Class 529-C	11,258	1,223	9.21
Class 529-E	14,415	1,535	9.39
Class 529-T	11	1	9.40
Class 529-F-1	10	1	9.41
Class 529-F-2	132,463	14,081	9.41
Class 529-F-3	10	1	9.41
Class R-1	1,695	184	9.23
Class R-2	40,056	4,343	9.22
Class R-2E	1,511	161	9.38
Class R-3	54,359	5,791	9.39
Class R-4	30,538	3,247	9.40
Class R-5E	7,145	760	9.41
Class R-5	11,190	1,190	9.41
Class R-6	4,797,039	510,138	9.40

Refer to the notes to financial statements.

Short-Term Bond Fund of America	29

Financial statements (continued)

Statement of operations for the year ended August 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$323,366
Dividends from affiliated issuers	57,851	$381,217
Fees and expenses*:
Investment advisory services	29,412
Distribution services	17,334
Transfer agent services	6,165
Administrative services	3,501
529 plan services	387
Reports to shareholders	253
Registration statement and prospectus	671
Trustees’ compensation	55
Auditing and legal	173
Custodian	32
Other	33	58,016
Net investment income		323,201

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(257,279)
Affiliated issuers	339
Futures contracts	(101,476)
Swap contracts	3,458	(354,958)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	145,753
Affiliated issuers	(32)
Futures contracts	6,951
Swap contracts	4,827	157,499
Net realized loss and unrealized appreciation		(197,459)
Net increase in net assets resulting from operations		$125,742

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31,
	2023	2022
Operations:
Net investment income	$323,201	$120,859
Net realized loss	(354,958)	(99,917)
Net unrealized appreciation (depreciation)	157,499	(457,758)
Net increase (decrease) in net assets resulting from operations	125,742	(436,816)

Distributions paid or accrued to shareholders	(321,910)	(123,026)

Net capital share transactions	79,103	827,844

Total (decrease) increase in net assets	(117,065)	268,002

Net assets:
Beginning of year	11,926,290	11,658,288
End of year	$11,809,225	$11,926,290

Refer to the notes to financial statements.

30	Short-Term Bond Fund of America

Notes to financial statements

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Short-Term Bond Fund of America	31

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

32	Short-Term Bond Fund of America

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,214,488	$—	$4,214,488
Mortgage-backed obligations	—	2,631,254	—	2,631,254
Asset-backed obligations	—	2,479,153	4,019	2,483,172
Corporate bonds, notes & loans	—	1,248,741	—	1,248,741
Bonds & notes of governments & government agencies outside the U.S.	—	361,469	—	361,469
Municipals	—	29,482	—	29,482
Federal agency bonds & notes	—	26,874	—	26,874
Short-term securities	1,727,794	—	—	1,727,794
Total	$1,727,794	$10,991,461	$4,019	$12,723,274

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,906	$—	$—	$14,906
Unrealized appreciation on centrally cleared interest rate swaps	—	4,827	—	4,827
Liabilities:
Unrealized depreciation on futures contracts	(12,054)	—	—	(12,054)
Total	$2,852	$4,827	$—	$7,679

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Short-Term Bond Fund of America	33

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

34	Short-Term Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Short-Term Bond Fund of America	35

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $6,117,885,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

36	Short-Term Bond Fund of America

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $897,500,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$14,906	Unrealized depreciation*	$12,054
Swap (centrally cleared)	Interest	Unrealized appreciation*	4,827	Unrealized depreciation*	—
			$19,733		$12,054

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(101,476)	Net unrealized appreciation on futures contracts	$6,951
Swap	Interest	Net realized gain on swap contracts	3,458	Net unrealized appreciation on swap contracts	4,827
			$(98,018)		$11,778

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Short-Term Bond Fund of America	37

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2023, the fund reclassified $8,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,891
Capital loss carryforward*	(513,800)
Gross unrealized appreciation on investments	27,537
Gross unrealized depreciation on investments	(256,421)
Net unrealized depreciation on investments	(228,884)
Cost of investments	12,959,837

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

38	Short-Term Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2023		2022
Class A	$121,990		$44,259
Class C	1,316		329
Class T	—	†	—	†
Class F-1	2,221		920
Class F-2	29,400		12,382
Class F-3	24,504		10,397
Class 529-A	12,540		4,773
Class 529-C	206		46
Class 529-E	358		123
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	3,809		1,578
Class 529-F-3	—	†	—	†
Class R-1	30		8
Class R-2	768		185
Class R-2E	37		10
Class R-3	1,316		406
Class R-4	808		341
Class R-5E	171		51
Class R-5	357		168
Class R-6	122,079		47,050
Total	$321,910		$123,026

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended August 31, 2023, the investment advisory services fees were $29,412,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Short-Term Bond Fund of America	39

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2023, unreimbursed expenses subject to reimbursement totaled $5,804,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2023, the 529 plan services fees were $387,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the year ended August 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$14,364	$4,177		$1,436		Not applicable
Class C	727	63		22		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	213	116		26		Not applicable
Class F-2	Not applicable	1,079		309		Not applicable
Class F-3	Not applicable	6		251		Not applicable
Class 529-A	1,146	395		146		$292
Class 529-C	113	9		3		7
Class 529-E	76	6		5		9
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	27		39		79
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	16	2		1		Not applicable
Class R-2	307	134		12		Not applicable
Class R-2E	11	3		1		Not applicable
Class R-3	284	74		17		Not applicable
Class R-4	77	28		9		Not applicable
Class R-5E	Not applicable	9		2		Not applicable
Class R-5	Not applicable	7		4		Not applicable
Class R-6	Not applicable	30		1,218		Not applicable
Total class-specific expenses	$17,334	$6,165		$3,501		$387

*	Amount less than one thousand.

40	Short-Term Bond Fund of America

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $55,000 in the fund’s statement of operations reflects $46,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

Short-Term Bond Fund of America	41

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$1,591,010	168,287	$120,550		12,760		$(2,278,699)	(241,000)	$(567,139)	(59,953)
Class C	30,597	3,295	1,304		141		(50,889)	(5,475)	(18,988)	(2,039)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,995	1,796	2,181		230		(36,504)	(3,861)	(17,328)	(1,835)
Class F-2	748,861	79,102	27,673		2,929		(854,331)	(90,380)	(77,797)	(8,349)
Class F-3	309,643	32,757	23,965		2,536		(458,440)	(48,490)	(124,832)	(13,197)
Class 529-A	113,941	12,046	12,484		1,322		(151,743)	(16,059)	(25,318)	(2,691)
Class 529-C	6,872	742	205		22		(6,856)	(741)	221	23
Class 529-E	4,036	427	356		38		(5,722)	(606)	(1,330)	(141)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	48,000	5,078	3,780		400		(49,830)	(5,272)	1,950	206
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	656	71	30		3		(456)	(49)	230	25
Class R-2	12,568	1,356	760		82		(15,171)	(1,636)	(1,843)	(198)
Class R-2E	473	50	37		4		(819)	(87)	(309)	(33)
Class R-3	16,214	1,717	1,296		137		(21,625)	(2,291)	(4,115)	(437)
Class R-4	9,018	953	802		85		(12,554)	(1,329)	(2,734)	(291)
Class R-5E	3,179	336	171		18		(932)	(98)	2,418	256
Class R-5	5,481	580	349		37		(6,886)	(728)	(1,056)	(111)
Class R-6	1,693,140	179,233	121,195		12,835		(897,262)	(95,128)	917,073	96,940
Total net increase (decrease)	$4,610,684	487,826	$317,138		33,579		$(4,848,719)	(513,230)	$79,103	8,175

Year ended August 31, 2022

Class A	$2,312,428	235,961	$43,712		4,508		$(2,154,844)	(219,668)	$201,296	20,801
Class C	48,856	5,091	327		34		(45,456)	(4,713)	3,727	412
Class T	—	—	—		—		—	—	—	—
Class F-1	18,516	1,882	899		93		(36,766)	(3,739)	(17,351)	(1,764)
Class F-2	637,590	65,260	11,676		1,201		(597,379)	(61,071)	51,887	5,390
Class F-3	439,779	44,962	10,147		1,044		(322,100)	(32,883)	127,826	13,123
Class 529-A	128,542	13,078	4,740		488		(165,684)	(16,914)	(32,402)	(3,348)
Class 529-C	6,665	694	46		5		(8,379)	(871)	(1,668)	(172)
Class 529-E	4,043	411	122		12		(8,184)	(835)	(4,019)	(412)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	39,026	3,970	1,571		162		(40,290)	(4,111)	307	21
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,519	157	7		1		(2,979)	(310)	(1,453)	(152)
Class R-2	17,157	1,779	183		19		(20,531)	(2,126)	(3,191)	(328)
Class R-2E	610	62	10		1		(180)	(18)	440	45
Class R-3	18,991	1,940	401		42		(20,370)	(2,088)	(978)	(106)
Class R-4	12,239	1,240	339		35		(15,297)	(1,563)	(2,719)	(288)
Class R-5E	2,657	270	50		5		(1,758)	(180)	949	95
Class R-5	2,329	238	166		17		(6,641)	(678)	(4,146)	(423)
Class R-6	1,159,802	119,053	46,540		4,788		(697,003)	(71,365)	509,339	52,476
Total net increase (decrease)	$4,850,749	496,048	$120,936		12,455		$(4,143,841)	(423,133)	$827,844	85,370

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

42	Short-Term Bond Fund of America

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,410,168,000 and $14,566,513,000, respectively, during the year ended August 31, 2023.

11. Ownership concentration

At August 31, 2023, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College 2024 Fund, held aggregate ownership of 10% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College 2024 Fund.

Short-Term Bond Fund of America	43

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2023	$9.56	$.24	$(.16)	$.08	$(.24)	$—		$(.24)	$9.40	.89%	$4,385		.68%		.68%		2.56%
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	5,031		.67		.67		.86
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	5,070		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82	4,456		.70		.70		1.26
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36	3,306		.70		.70		1.81
Class C:
8/31/2023	9.39	.17	(.15)	.02	(.17)	—		(.17)	9.24	.27	60		1.38		1.38		1.82
8/31/2022	9.88	.02	(.47)	(.45)	(.04)	—		(.04)	9.39	(4.56)	80		1.37		1.37		.18
8/31/2021	10.06	(.03)	(.04)	(.07)	(.01)	(.10)		(.11)	9.88	(.77)	80		1.37		1.37		(.25)
8/31/2020	9.84	.05	.25	.30	(.08)	—	[5]	(.08)	10.06	3.05	79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66	62		1.42		1.42		1.09
Class T:
8/31/2023	9.56	.27	(.15)	.12	(.27)	—		(.27)	9.41	1.30 [6]	—	[7]	.37	[6]	.37	[6]	2.90	[6]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.56)[6]	—	[7]	.37	[6]	.37	[6]	1.15	[6]
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.16 [6]	—	[7]	.37	[6]	.37	[6]	.74	[6]
8/31/2020	9.96	.16	.24	.40	(.17)	—	[5]	(.17)	10.19	4.13 [6]	—	[7]	.39	[6]	.39	[6]	1.60	[6]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65 [6]	—	[7]	.41	[6]	.41	[6]	2.10	[6]
Class F-1:
8/31/2023	9.56	.24	(.16)	.08	(.24)	—		(.24)	9.40	.90	79		.67		.67		2.55
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	97		.67		.67		.83
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	120		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82	131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	93		.73		.73		1.78
Class F-2:
8/31/2023	9.56	.27	(.16)	.11	(.27)	—		(.27)	9.40	1.18	984		.40		.40		2.86
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.58)	1,080		.40		.40		1.14
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.14	1,079		.41		.41		.71
8/31/2020	9.96	.15	.25	.40	(.17)	—	[5]	(.17)	10.19	4.11	845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62	449		.44		.44		2.07
Class F-3:
8/31/2023	9.56	.28	(.15)	.13	(.28)	—		(.28)	9.41	1.39	733		.29		.29		2.94
8/31/2022	10.03	.12	(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	871		.30		.30		1.26
8/31/2021	10.19	.08	(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	783		.31		.30		.81
8/31/2020	9.96	.16	.25	.41	(.18)	—	[5]	(.18)	10.19	4.21	538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72	314		.36		.35		2.16
Class 529-A:
8/31/2023	9.56	.24	(.16)	.08	(.24)	—		(.24)	9.40	.90	468		.67		.67		2.59
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.83)	501		.65		.65		.86
8/31/2021	10.19	.05	(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.12)	560		.66		.66		.45
8/31/2020	9.96	.13	.24	.37	(.14)	—	[5]	(.14)	10.19	3.82	556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	443		.73		.73		1.78

Refer to the end of the table for footnotes.

44	Short-Term Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2023	$9.36	$.17	$(.15)	$.02	$(.17)	$—	$(.17)	$9.21	.20%	$11		1.43%		1.43%		1.84%
8/31/2022	9.84	.01	(.45)	(.44)	(.04)	—	(.04)	9.36	(4.50)	11		1.42		1.42		.09
8/31/2021	10.03	(.03)	(.05)	(.08)	(.01)	(.10)	(.11)	9.84	(.86)	14		1.40		1.40		(.28)
8/31/2020	9.81	.06	.23	.29	(.07)	— [5]	(.07)	10.03	3.03	16		1.44		1.44		.59
8/31/2019	9.66	.10	.15	.25	(.10)	—	(.10)	9.81	2.64	37		1.46		1.46		1.05
Class 529-E:
8/31/2023	9.55	.22	(.16)	.06	(.22)	—	(.22)	9.39	.67	14		.89		.89		2.37
8/31/2022	10.02	.06	(.46)	(.40)	(.07)	—	(.07)	9.55	(4.03)	16		.88		.88		.60
8/31/2021	10.18	.02	(.05)	(.03)	(.03)	(.10)	(.13)	10.02	(.34)	21		.89		.89		.23
8/31/2020	9.95	.11	.24	.35	(.12)	— [5]	(.12)	10.18	3.61	20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—	(.15)	9.95	3.11	19		.94		.94		1.57
Class 529-T:
8/31/2023	9.56	.27	(.16)	.11	(.27)	—	(.27)	9.40	1.14 [6]	—	[7]	.43	[6]	.43	[6]	2.84	[6]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.61)[6]	—	[7]	.43	[6]	.43	[6]	1.09	[6]
8/31/2021	10.19	.07	(.06)	.01	(.07)	(.10)	(.17)	10.03	.11 [6]	—	[7]	.44	[6]	.44	[6]	.67	[6]
8/31/2020	9.96	.15	.25	.40	(.17)	— [5]	(.17)	10.19	4.06 [6]	—	[7]	.47	[6]	.47	[6]	1.52	[6]
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.57 [6]	—	[7]	.50	[6]	.50	[6]	2.01	[6]
Class 529-F-1:
8/31/2023	9.56	.26	(.15)	.11	(.26)	—	(.26)	9.41	1.17 [6]	—	[7]	.50	[6]	.50	[6]	2.76	[6]
8/31/2022	10.03	.10	(.47)	(.37)	(.10)	—	(.10)	9.56	(3.67)[6]	—	[7]	.49	[6]	.49	[6]	1.03	[6]
8/31/2021	10.19	.10	(.09)	.01	(.07)	(.10)	(.17)	10.03	.07 [6]	—	[7]	.42	[6]	.42	[6]	.96	[6]
8/31/2020	9.96	.15	.25	.40	(.17)	— [5]	(.17)	10.19	4.07	122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.58	102		.49		.49		2.03
Class 529-F-2:
8/31/2023	9.56	.28	(.16)	.12	(.27)	—	(.27)	9.41	1.31	132		.37		.37		2.91
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.58)	133		.40		.40		1.13
8/31/2021[8,9]	10.17	.05	(.03)	.02	(.06)	(.10)	(.16)	10.03	.14 [10]	139		.43	[11]	.43	[11]	.64	[11]
Class 529-F-3:
8/31/2023	9.56	.27	(.15)	.12	(.27)	—	(.27)	9.41	1.30	—	[7]	.37		.37		2.89
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.56)	—	[7]	.37		.37		1.15
8/31/2021[8,9]	10.17	.06	(.04)	.02	(.06)	(.10)	(.16)	10.03	.18 [10]	—	[7]	.44	[11]	.37	[11]	.68	[11]
Class R-1:
8/31/2023	9.38	.17	(.15)	.02	(.17)	—	(.17)	9.23	.25	2		1.39		1.39		1.88
8/31/2022	9.87	— [5]	(.45)	(.45)	(.04)	—	(.04)	9.38	(4.57)	1		1.39		1.39		(.02)
8/31/2021	10.05	(.03)	(.04)	(.07)	(.01)	(.10)	(.11)	9.87	(.77)	3		1.38		1.38		(.26)
8/31/2020	9.83	.05	.24	.29	(.07)	— [5]	(.07)	10.05	3.02	3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—	(.10)	9.83	2.54	2		1.45		1.45		1.03

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	45

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2023	$9.38	$.18		$(.17)	$.01	$(.17)	$—		$(.17)	$9.22	.17%	$40	1.37%	1.37%	1.89%
8/31/2022	9.86	.01		(.45)	(.44)	(.04)	—		(.04)	9.38	(4.47)	43	1.38	1.38	.14
8/31/2021	10.05	(.03)		(.05)	(.08)	(.01)	(.10)		(.11)	9.86	(.87)	48	1.39	1.39	(.27)
8/31/2020	9.82	.06		.24	.30	(.07)	—	[5]	(.07)	10.05	3.14	51	1.41	1.41	.56
8/31/2019	9.68	.10		.15	.25	(.11)	—		(.11)	9.82	2.55	45	1.43	1.43	1.07
Class R-2E:
8/31/2023	9.54	.20		(.16)	.04	(.20)	—		(.20)	9.38	.48	1	1.08	1.08	2.15
8/31/2022	10.02	.05		(.48)	(.43)	(.05)	—		(.05)	9.54	(4.25)	2	1.09	1.09	.48
8/31/2021	10.18	—	[5]	(.05)	(.05)	(.01)	(.10)		(.11)	10.02	(.50)	1	1.12	1.12	(.01)
8/31/2020	9.95	.08		.25	.33	(.10)	—	[5]	(.10)	10.18	3.35	1	1.17	1.16	.79
8/31/2019	9.80	.13		.15	.28	(.13)	—		(.13)	9.95	2.87	1	1.18	1.18	1.36
Class R-3:
8/31/2023	9.54	.22		(.15)	.07	(.22)	—		(.22)	9.39	.75	54	.92	.92	2.33
8/31/2022	10.02	.06		(.48)	(.42)	(.06)	—		(.06)	9.54	(4.15)	59	.93	.93	.58
8/31/2021	10.18	.02		(.06)	(.04)	(.02)	(.10)		(.12)	10.02	(.39)	63	.95	.95	.17
8/31/2020	9.94	.10		.26	.36	(.12)	—	[5]	(.12)	10.18	3.65	64	.97	.97	1.01
8/31/2019	9.80	.15		.14	.29	(.15)	—		(.15)	9.94	2.96	56	.99	.99	1.52
Class R-4:
8/31/2023	9.56	.25		(.16)	.09	(.25)	—		(.25)	9.40	.94	31	.63	.63	2.62
8/31/2022	10.03	.09		(.47)	(.38)	(.09)	—		(.09)	9.56	(3.81)	34	.63	.63	.88
8/31/2021	10.19	.05		(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.10)	38	.64	.64	.48
8/31/2020	9.96	.13		.25	.38	(.15)	—	[5]	(.15)	10.19	3.86	44	.66	.66	1.32
8/31/2019	9.81	.18		.15	.33	(.18)	—		(.18)	9.96	3.37	37	.69	.69	1.83
Class R-5E:
8/31/2023	9.56	.27		(.15)	.12	(.27)	—		(.27)	9.41	1.23	7	.44	.44	2.91
8/31/2022	10.03	.11		(.47)	(.36)	(.11)	—		(.11)	9.56	(3.63)	5	.45	.45	1.09
8/31/2021	10.19	.07		(.06)	.01	(.07)	(.10)		(.17)	10.03	.09	4	.45	.45	.66
8/31/2020	9.96	.15		.25	.40	(.17)	—	[5]	(.17)	10.19	4.05	3	.48	.48	1.49
8/31/2019	9.81	.20		.15	.35	(.20)	—		(.20)	9.96	3.57	2	.49	.49	2.03
Class R-5:
8/31/2023	9.56	.27		(.14)	.13	(.28)	—		(.28)	9.41	1.34	11	.35	.35	2.91
8/31/2022	10.03	.11		(.46)	(.35)	(.12)	—		(.12)	9.56	(3.54)	12	.35	.35	1.11
8/31/2021	10.19	.08		(.06)	.02	(.08)	(.10)		(.18)	10.03	.19	17	.35	.35	.76
8/31/2020	9.96	.16		.25	.41	(.18)	—	[5]	(.18)	10.19	4.16	13	.37	.37	1.60
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.67	11	.40	.40	2.11
Class R-6:
8/31/2023	9.56	.29		(.17)	.12	(.28)	—		(.28)	9.40	1.28	4,797	.29	.29	3.02
8/31/2022	10.03	.12		(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	3,950	.30	.30	1.26
8/31/2021	10.19	.08		(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	3,618	.30	.30	.81
8/31/2020	9.96	.16		.25	.41	(.18)	—	[5]	(.18)	10.19	4.22	2,956	.32	.32	1.64
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.73	2,054	.34	.34	2.18

Refer to the end of the table for footnotes.

46	Short-Term Bond Fund of America

Financial highlights (continued)

	Year ended August 31,
Portfolio turnover rate for all share classes[12,13]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	91%	86%	69%	107%	134%
Including mortgage dollar roll transactions	203%	130%	147%	116%	153%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Short-Term Bond Fund of America	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
October 11, 2023

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

48	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2023, through August 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	49

Expense example (continued)

	Beginning account value 3/1/2023	Ending account value 8/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,015.22	$3.45	.68%
Class A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class C – actual return	1,000.00	1,012.73	7.00	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,017.79	1.93	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,015.27	3.40	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,016.69	1.98	.39
Class F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-3 – actual return	1,000.00	1,018.29	1.48	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 529-A – actual return	1,000.00	1,015.31	3.35	.66
Class 529-A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-C – actual return	1,000.00	1,012.46	7.25	1.43
Class 529-C – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-E – actual return	1,000.00	1,014.14	4.52	.89
Class 529-E – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 529-T – actual return	1,000.00	1,016.46	2.19	.43
Class 529-T – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-1 – actual return	1,000.00	1,017.15	2.59	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 529-F-2 – actual return	1,000.00	1,017.88	1.88	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-3 – actual return	1,000.00	1,017.84	1.88	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class R-1 – actual return	1,000.00	1,012.70	7.05	1.39
Class R-1 – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2 – actual return	1,000.00	1,011.73	6.90	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,014.33	5.43	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.81	5.45	1.07
Class R-3 – actual return	1,000.00	1,015.07	4.67	.92
Class R-3 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 – actual return	1,000.00	1,015.49	3.20	.63
Class R-4 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5E – actual return	1,000.00	1,017.53	2.24	.44
Class R-5E – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-5 – actual return	1,000.00	1,018.03	1.73	.34
Class R-5 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,017.21	1.47	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

50	Short-Term Bond Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2023:

Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$139,682,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

Short-Term Bond Fund of America	51

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

52	Short-Term Bond Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Short-Term Bond Fund of America	53

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2009	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	88	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 55 for footnotes.

54	Short-Term Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Vincent J. Gonzales, 1984 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2006	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Oliver V. Edmonds, 1978 Senior Vice President	2022	Partner — Capital Fixed Income Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6];
		Senior Vice President, Capital Group Private Client Services, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2006–2014, 2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Short-Term Bond Fund of America	55

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56	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	57

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58	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	59

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

STBF

Registrant:

a) Audit Fees:
Audit	2022	None
	2023	145,000

b) Audit-Related Fees:
	2022	None
	2023	None

c) Tax Fees:
	2022	7,000
	2023	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	None
	2023	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	None
	2023	None
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $7,000 for fiscal year 2022 and $8,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2023

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: October 31, 2023